Marketable securities (Tables)	12 Months Ended
Dec. 31, 2020
Marketable Securities [Abstract]
Marketable Securities Held
The below table shows the carrying value of our investments in marketable securities for periods presented in this report.

(In $ millions)	December 31, 2020	December 31, 2019
Seadrill Partners- Common units	—	2
Archer	8	9
Total marketable securities	8	11

Gross Realized Gains and Losses Related to Marketable Securities	The below table shows the gain and losses recognized through net income for the periods presented in this report.

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Seadrill Partners - Common Units - unrealized loss on marketable securities	(2)	(43)	(45)	(5)
Archer - unrealized (loss)/gain on marketable securities	(1)	(3)	(19)	2
Total unrealized loss on marketable securities	(3)	(46)	(64)	(3)